Annual Total Returns- Goldman Sachs Large Cap Value Fund (Class A C Inst Serv Inv R R6 Shares) [BarChart] - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Large Cap Value Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.81%)	19.15%	32.59%	12.26%	(4.66%)	11.29%	9.32%	(8.87%)	25.57%	3.99%